Offerings	Mar. 25, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share of Celanese Corporation
Fee Rate	0.01381%
Offering Note	(A) The Registrants are deferring payment of the registration fee pursuant to Rule 456(b) under the Securities Act of 1933, as amended (the "Securities Act") and are excluding this information in reliance on Rule 456(b) and Rule 457(r) under the Securities Act. Any additional registration fees will be paid subsequently on a pay-as-you-go basis. (B) An indeterminate aggregate initial offering price or number of securities of each identified class is being registered as may from time to time be offered at indeterminate prices. There is also being registered hereby such indeterminate number of shares of common stock and preferred stock as may be issued pursuant to anti-dilution provisions of registered securities, or upon conversion or exchange of debt securities of Celanese US Holdings or preferred stock, in accordance with the terms of such registered securities, debt securities or preferred stock, as the case may be. In addition, pursuant to Rule 416 under the Securities Act, the securities registered hereunder include such indeterminate number of securities as may be issuable with respect to the securities being registered hereunder as a result of stock splits, stock dividends or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred stock, $0.01 par value per share of Celanese Corporation
Fee Rate	0.01381%
Offering Note	See footnotes 1A and 1B.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt securities of Celanese US Holdings LLC
Fee Rate	0.01381%
Offering Note	See footnotes 1A and 1B.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees of Debt securities
Fee Rate	0.01381%
Offering Note	See footnotes 1A and 1B. The debt securities will be guaranteed by Celanese Corporation, which is the parent of Celanese US Holdings LLC, and may be guaranteed by each of the direct and indirect wholly-owned subsidiaries of Celanese US Holdings LLC listed above. Pursuant to Rule 457(n) under the Securities Act, no separate fee for the guarantees is payable.